Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Oct. 14, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 13, 2018
Current assets:
Cash	$ 510,864	$ 1,017,406		$ 0	$ 0	$ 0
Prepaid expenses	119,715	105,838			0
Total current assets	630,579	1,123,244			0
Cash and marketable securities held in trust	500,026,153	500,078,624			0
Deferred tax asset	0	0			0
Total assets	500,656,732	501,201,868			0
Current liabilities:
Accounts payable and accrued liabilities	72,315	127,450			0
Total current liabilities	72,315	127,450			0
Deferred underwriting commissions	17,500,000	17,500,000			0
Warrant derivative liability	44,510,000	55,720,000	$ 28,030,000		0
Total liabilities	62,082,315	73,347,450	47,122,923		0
Commitments and contingencies
Class A common stock subject to possible redemption, 43,355,173 and 42,278,793 shares, respectively, at redemption value of $10.00	433,574,407	422,854,408	449,844,167		0
Stockholder's Equity:
Preferred stock, $0.0001 par value, 1,000,000 authorized, no shares issued or outstanding	0	0			0
Additional paid-in capital	23,168,492	33,888,383	6,048,706		306
Accumulated deficit	(18,170,396)	(28,890,395)	(1,048,566)		0
Subscription notes receivable, affiliates		0			(1,000)
Total stockholder's equity	5,000,010	5,000,010		0	0	$ 0	$ 0
Total liabilities and stockholder's equity	500,656,732	501,201,868			0
Class A common stock
Stockholder's Equity:
Common stock	664	772	$ 502		0
Total stockholder's equity	664	772		0	0
Class B common stock
Stockholder's Equity:
Common stock	1,250	1,250			694
Total stockholder's equity	$ 1,250	$ 1,250		$ 694	$ 694